Financial Instruments - Sensitivity analysis level 2 hierarchy (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		R$ 17,576,545	R$ 14,141,535
Financial liabilities, fair value		27,145,985	19,184,180
Energy trading futures contracts [member] | Discounted cash flow method [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value		R$ 1,095,362	R$ 404,695
Financial assets, sensitivity of inputs to fair value percentage increase	[1]	10.00%	10.00%
Financial assets, sensitivity of inputs to fair value percentage decrease	[1]	10.00%	10.00%
Financial assets, sensitivity of inputs to fair value increase	[1]	R$ 1,347,911	R$ 382,794
Financial assets, sensitivity of inputs to fair value decrease	[1]	803,892	404,581
Energy trading futures contracts [member] | Discounted cash flow method [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value		R$ 734,873	R$ 114,776
Financial liabilities, sensitivity of inputs to fair value increase	[1]	10.00%	10.00%
Financial liabilities, sensitivity of inputs to fair value decrease	[1]	10.00%	10.00%
Financial assets, sensitivity of inputs to fair value increase	[1]	R$ 1,007,336	R$ 115,361
Financial assets, sensitivity of inputs to fair value decrease	[1]	R$ 455,927	R$ 125,715

[1]	This 10% variation scenario represents a fluctuation considered reasonable by the Company, based on the history of negotiations concluded under similar market conditions.